Basis of Presentation and Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Schedule of Concentration Risk of Total Lease Rental Income	Except for the lessees noted in the tables below, no other single lessee accounted for more than 10% of the Company’s total lease rental income for the three and six months ended June 30, 2022 and 2021:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
Total Lease Rental Income	2022	2021	2022	2021
Customer A	24.5%	19.5%	24.0%	19.5%
Customer B	15.6%	11.7%	15.1%	12.1%
Customer C	13.5%	4.4%	11.3%	4.6%
Customer D	10.7%	7.8%	10.8%	12.5%